CONCENTRATION OF CREDIT RISK (Details) (10-K) (Customer Concentration Risk [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
One Customer [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	10.00%	20.00%
One Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	9.00%	16.00%
Second customer [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	11.00%	6.00%
Second customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	30.00%	14.00%
Third customer [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	7.00%	6.00%
Third customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	9.00%	5.00%